Called-up share capital	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Called-up share capital	Called-up share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2022		2021		2020
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	20,778,082	5,194	21,449,782	5,362	21,535,840	5,383
Issue of new shares for employee share-based payment plans	55,000	14	35,001	9	34,000	9
Issue of new shares – other	165,105	41	—	—	—	—
Repurchase of ordinary share capital	(1,900,404)	(475)	(706,701)	(177)	(120,058)	(30)
At 31 December	19,097,783	4,774	20,778,082	5,194	21,449,782	5,362
		4,795		5,215		5,383
[a]The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
Voting on substantive resolutions tabled at a general meeting is on a poll. On a poll, shareholders present in person or by proxy have two votes for every £5 in nominal amount of the first and second preference shares held and one vote for every ordinary share held. On a show-of-hands vote on other resolutions (procedural matters) at a general meeting, shareholders present in person or by proxy have one vote each.
In the event of the winding up of the company, preference shareholders would be entitled to a sum equal to the capital paid up on the preference shares, plus an amount in respect of accrued and unpaid dividends and a premium equal to the higher of (i) 10% of the capital paid up on the preference shares and (ii) the excess of the average market price of such shares on the London Stock Exchange during the previous six months over par value.
During 2022 the company repurchased 1,900 million ordinary shares for a total consideration of $9,996 million, including transaction costs of $54 million. All shares purchased were for cancellation. The repurchased shares represented 10.0% of ordinary share capital. A further 107 million ordinary shares were repurchased between the end of the reporting period and 17 February 2023, the latest practicable date before the completion of these financial statements, for a total cost of $653 million of which $497 million has been accrued at 31 December 2022. The number of shares in issue is reduced when shares are repurchased.
165 million new ordinary shares were issued in April 2022 as non-cash consideration for the acquisition of the public units of BP Midstream Partners LP.
Treasury shares[a]

		2022		2021		2020
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,137,457	283	1,187,650	296	1,296,856	323
Purchases for settlement of employee share plans	14,150	4	1,432	—	—	—
Issue of new shares for employee share-based payment plans	55,000	14	35,096	9	34,116	9
Shares re-issued for employee share-based payment plans	(81,680)	(20)	(86,721)	(22)	(143,322)	(36)
At 31 December	1,124,927	281	1,137,457	283	1,187,650	296
Of which – shares held in treasury by bp	940,571	235	1,037,201	259	1,105,157	275
– shares held in ESOP trusts	184,356	46	100,256	24	82,491	21
– shares held by bp’s US share plan administrator[b]	—	—	—	—	2	—
[a]See Note 32 for definition of treasury shares.
[b]Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.
For each year presented, the balance of shares held in treasury by bp at 1 January represents 5.0% (2021 5.2% and 2020 5.4%) of the called-up ordinary share capital of the company.
During 2022, the movement in shares held in treasury by bp represented less than 0.5% (2021 less than 0.3% and 2020 less than 0.3%) of the ordinary share capital of the company.
Capital and reserves

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2022	5,215	12,745	1,705	27,206	46,871
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[a]	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Issue of ordinary share capital	41	779	—	—	820
Repurchases of ordinary share capital	(475)	—	475	—	—
Share-based payments, net of tax[b]	14	168	—	—	182
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2022	4,795	13,692	2,180	27,206	47,873

At 1 January 2021	5,383	12,584	1,528	27,206	46,701
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(177)	—	177	—	—
Share-based payments, net of tax[b]	9	161	—	—	170
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[c]	—	—	—	—	—
At 31 December 2021	5,215	12,745	1,705	27,206	46,871
[a]    Following, bp’s decision to exit its shareholding in Rosneft on 27 February 2022 $10,372 million was reclassified to the income statement. See Note 1 - Investment in Rosneft.
[b]    Movements in treasury shares relate to employee share-based payment plans.
[c] Principally relates to the sale of 49% interest in a controlled affiliate holding certain refined product and crude logistics assets onshore US and the buy-out of the non-controlling interest in the Thorntons fuels and convenience retail business.
32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
							Hybrid bonds	Other interest
(12,624)	(9,572)	(851)	(176)	(1,027)	51,815	75,463	13,041	1,935	90,439
—	—	—	—	—	(2,487)	(2,487)	519	611	(1,357)

—	6,914	—	—	—	—	6,914	—	(61)	6,853
—	—	671	103	774	—	774	—	—	774
—	—	—	—	—	402	402	—	—	402
—	—	—	—	—	(225)	(225)	—	—	(225)

—	—	—	—	—	408	408	—	—	408
—	—	(4)	—	(4)	—	(4)	—	—	(4)
—	6,914	667	103	770	(1,902)	5,782	519	550	6,851
—	—	—	—	—	(4,365)	(4,365)	—	(294)	(4,659)
—	—	1	—	1	—	1	—	—	1
—	—	—	—	—	—	820	—	—	820
—	—	—	—	—	(10,493)	(10,493)	—	—	(10,493)
471	—	—	—	—	194	847	—	—	847
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(4)	(4)	374	—	370
—	15	—	—	—	—	15	(544)	—	(529)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(513)	(513)	—	(144)	(657)
(12,153)	(2,643)	(183)	(73)	(256)	34,732	67,553	13,390	2,047	82,990

(13,224)	(8,719)	(708)	(100)	(808)	47,300	71,250	12,076	2,242	85,568
—	—	—	—	—	7,565	7,565	507	415	8,487

—	(846)	—	—	—	—	(846)	—	(24)	(870)
—	—	(134)	(76)	(210)	—	(210)	—	—	(210)
—	—	—	—	—	44	44	—	—	44
—	—	—	—	—	1	1	—	—	1

—	—	—	—	—	3,099	3,099	—	—	3,099
—	—	1	—	1	—	1	—	—	1
—	(846)	(133)	(76)	(209)	10,709	9,654	507	391	10,552
—	—	—	—	—	(4,316)	(4,316)	—	(311)	(4,627)
—	—	(10)	—	(10)	—	(10)	—	—	(10)
—	—	—	—	—	(3,151)	(3,151)	—	—	(3,151)
600	—	—	—	—	(138)	632	—	—	632
—	—	—	—	—	556	556	—	—	556
—	—	—	—	—	(26)	(26)	950	—	924
—	(7)	—	—	—	—	(7)	(492)	—	(499)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	881	881	—	(387)	494
(12,624)	(9,572)	(851)	(176)	(1,027)	51,815	75,463	13,041	1,935	90,439
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2020	5,404	12,417	1,498	27,206	46,525
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(30)	—	30	—	—
Share-based payments, net of tax[b]	9	167	—	—	176
Share of equity-accounted entities’ changes in equity, net of tax[c]	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[d]	—	—	—	—	—
At 31 December 2020	5,383	12,584	1,528	27,206	46,701
[a]Principally foreign exchange effects relating to the Russian rouble.
[b]Movements in treasury shares relate to employee share-based payment plans.
[c]Principally relates to a non-controlling interest transaction entered into by Rosneft.
[d]Principally relates to the sale of interests in our UK and New Zealand retail property portfolio, for which proceeds of $0.5 billion and $0.2 billion were received respectively.
32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
							Hybrid bonds	Other interest
(14,412)	(6,495)	(752)	(160)	(912)	73,706	98,412	—	2,296	100,708
—	—	—	—	—	(20,305)	(20,305)	256	(680)	(20,729)

—	(2,224)	—	—	—	—	(2,224)	—	37	(2,187)
—	—	31	60	91	—	91	—	—	91
—	—	—	—	—	312	312	—	—	312
—	—	—	—	—	71	71	—	—	71

—	—	—	—	—	65	65	—	—	65
—	—	7	—	7	—	7	—	—	7
—	(2,224)	38	60	98	(19,857)	(21,983)	256	(643)	(22,370)
—	—	—	—	—	(6,367)	(6,367)	—	(238)	(6,605)
—	—	6	—	6	—	6	—	—	6
—	—	—	—	—	(776)	(776)	—	—	(776)
1,188	—	—	—	—	(638)	726	—	—	726
—	—	—	—	—	1,341	1,341	—	—	1,341
—	—	—	—	—	(48)	(48)	11,909	—	11,861
—	—	—	—	—	—	—	(89)	—	(89)
—	—	—	—	—	3	3	—	—	3
—	—	—	—	—	(64)	(64)	—	827	763
(13,224)	(8,719)	(708)	(100)	(808)	47,300	71,250	12,076	2,242	85,568
32. Capital and reserves – continued
Share capital
The balance on the share capital account represents the aggregate nominal value of all ordinary and preference shares in issue, including treasury shares.
Share premium account
The balance on the share premium account represents the amounts received in excess of the nominal value of the ordinary and preference shares.
Capital redemption reserve
The balance on the capital redemption reserve represents the aggregate nominal value of all the ordinary shares repurchased and cancelled.
Merger reserve
The balance on the merger reserve represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in an acquisition made by the issue of shares.
Treasury shares
Treasury shares represent bp shares repurchased and available for specific and limited purposes. For accounting purposes shares held in Employee Share Ownership Plans (ESOPs) and bp’s US share plan administrator to meet the future requirements of the employee share-based payment plans are treated in the same manner as treasury shares and are, therefore, included in the financial statements as treasury shares. The ESOPs are funded by the group and have waived their rights to dividends in respect of such shares held for future awards. Until such time as the shares held by the ESOPs vest unconditionally to employees, the amount paid for those shares is shown as a reduction in shareholders’ equity. Assets and liabilities of the ESOPs are recognized as assets and liabilities of the group.
Foreign currency translation reserve
The foreign currency translation reserve records exchange differences arising from the translation of the financial statements of foreign operations. Upon disposal of foreign operations, the related accumulated exchange differences are reclassified to the income statement. Following, bp’s decision to exit its shareholding in Rosneft on 27 February 2022 $10,372 million was reclassified to the income statement. See Note 1 - Investment in Rosneft.
Cash flow hedges
This reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge. At 31 December 2021 and 2020 it included $651 million relating to the acquisition of an 18.5% interest in Rosneft in 2013. Following bp’s decision to exit its shareholding in Rosneft on 27 February 2022 the full amount was reclassified to the income statement. See Note 1 - Investment in Rosneft. For further information on the accounting for cash flow hedges see Note 1 - Derivative financial instruments and hedging activities.
Costs of hedging
This reserve records the change in fair value of the foreign currency basis spread of financial instruments to which cost of hedge accounting has been applied. The accumulated amount relates to time-period related hedged items and is amortized to profit or loss over the term of the hedging relationship. For further information on the accounting for costs of hedging see Note 1 - Derivative financial instruments and hedging activities.
Profit and loss account
The balance held on this reserve is the accumulated retained profits of the group.
Non-controlling interests
Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to bp shareholders. Included within non-controlling interests are perpetual subordinated hybrid bonds issued by BP Capital Markets PLC, a group subsidiary, on 17 June 2020 in euro, sterling and US dollars for a US dollar equivalent amount of $11.9 billion. The hybrid bonds include redemption options exercisable at the group’s discretion from June 2025 to March 2030 (the first ‘call date’), on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue. Coupons are fixed for an initial period up to dates from September 2025 to June 2030 at rates of 3.25% to 4.875% and reset to rates determined by the contractual terms of each instrument on certain dates thereafter. The contractual terms of the hybrid bonds allow the group to defer coupon payments and the repayment of principal indefinitely, however their terms and conditions stipulate that any deferred payments must be made in the event of an announcement of an ordinary share or parity equity dividend distribution or certain share repurchases or redemptions. Payments made to and profit attributed to these hybrid bond holders in the year totalled $468 million (2021 $499 million and 2020 $89 million) and $468 million (2021 $497 million and 2020 $89 million) respectively. The accumulated non-controlling interest at the end of the year was $12,066 million (2021 $12,081 million).
Non-controlling interests also includes perpetual subordinated hybrid securities issued during 2022 and 2021 by a group subsidiary, of $1,324 million. The proceeds from these issuances were specifically earmarked to fund the forward purchase and leaseback of an under-construction floating, production, storage, and offloading vessel (FPSO) to be used on one of the group’s major projects. The contractual terms of these instruments allow the group to defer interest payments and repayment of principal indefinitely however their terms and conditions stipulate that the group must purchase them on the occurrence of certain events, all within the group’s control, including the declaration or payment of a BP p.l.c. distribution after mid-May 2026. Payments made to and profit attributed to these hybrid security holders in the year totalled $61 million (2021 $nil ) and $51 million (2021 $10 million) respectively. The accumulated non-controlling interest at the end of the year was $1,324 million (2021 $960 million).
As the group has the unconditional right to avoid transferring cash or another financial asset in relation to these hybrid bonds and securities, they are classified as equity instruments and reported within non-controlling interests in the consolidated financial statements.
32. Capital and reserves – continued
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2022
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	6,973	(120)	6,853
Cash flow hedges (including reclassifications)	677	(6)	671
Costs of hedging (including reclassifications)	86	17	103
Share of items relating to equity-accounted entities, net of tax	402	—	402
Other	—	(225)	(225)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	340	68	408
Cash flow hedges that will subsequently be transferred to the balance sheet	(4)	—	(4)
Other comprehensive income	8,474	(266)	8,208

			$ million
			2021
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(885)	15	(870)
Cash flow hedges (including reclassifications)	(175)	41	(134)
Costs of hedging (including reclassifications)	(84)	8	(76)
Share of items relating to equity-accounted entities, net of tax	44	—	44
Other	—	1	1
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	4,416	(1,317)	3,099
Cash flow hedges that will subsequently be transferred to the balance sheet	1	—	1
Other comprehensive income	3,317	(1,252)	2,065

			$ million
			2020
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(2,196)	9	(2,187)
Cash flow hedges (including reclassifications)	41	(10)	31
Costs of hedging (including reclassifications)	64	(4)	60
Share of items relating to equity-accounted entities, net of tax	312	—	312
Other	—	71	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	170	(105)	65
Cash flow hedges that will subsequently be transferred to the balance sheet	7	—	7
Other comprehensive income	(1,602)	(39)	(1,641)